Financial result, net - Summary of Financial Result Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Finance Income Cost [Abstract]
Interest and dividend earned on bank deposits and financial investments	$ 14,168	$ 23,757	$ 2,252
Foreign exchange gains	7,422	6,517	7,321
Gains from fair value of financial instruments (i)	160	4,476	4,822
Gains from short and long-term investments	10,425	11,427	9,079
Other financial income	967	197	296
Financial income	33,142	46,374	23,770
Foreign exchange losses	(16,685)	(16,891)	(8,505)
Losses from fair value of financial instruments (i)	(4,206)	(3,960)	(2,458)
Interest on loans	0	(4)	(62)
Interest on lease liabilities	(371)	(574)	(671)
Losses from short and long-term investments	(4,355)	(1,604)	(13,845)
Adjustment of hyperinflation	(6,908)	(19,369)	(5,175)
Other financial expenses	(1,059)	(965)	(685)
Financial expense	(33,584)	(43,367)	(31,401)
Financial result, net	$ (442)	$ 3,007	$ (7,631)